Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Obligation to return cash collateral	$ 20	$ 20